Corporate Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of information about company principal subsidiaries
Particulars of the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Issued and registered share capital		Percentage of equity and voting rights attributable to the Company				Principal activities
				2020		2021
				Direct	Indirect	Direct	Indirect
AMTD International Holding Group Limited (formerly known as AMTD Financial Planning Limited) (‘‘AMTD IHG’’)	Hong Kong (‘‘HK’’)	HK$	500,000	100%	—	100%	—	Investment holding
AMTD Securities Limited	HK	HK$	1	—	100%	—	100%	Investment holding
AMTD Global Markets Limited (formerly known as AMTD Asset Management Limited) (“AMTD GM”)	HK	HK$	1,561,610,980	—	100%	—	100%	Provision of investment banking, financial advisory services and asset management services
AMTD Global Markets Pte. Ltd.	Singapore	SGD	5,000,000	—	100%	—	100%	Provision of investment banking, financial advisory services
Asia Alternative Asset Partners Limited (“AMTD AAAPL”)	HK	HK$	5,000,000	—	100%	—	100%	Provision of investment advisory services
AMTD Strategic Investment Limited (“AMTD SI”)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Investment Solutions Group Limited (“AMTD ISG”)	HK	HK$	1	—	100%	—	100%	Strategic investment

Name	Place of incorporation	Issued and registered share capital		Percentage of equity and voting rights attributable to the Company				Principal activities
				2020		2021
				Direct	Indirect	Direct	Indirect
AMTD Overseas Limited (formerly known as AMTD Europe Holdings Limited) (‘‘AMTD Overseas’’)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Fintech Investment Limited (‘‘AMTD FI’’)	HK	HK$	1	—	100%	—	100%	Strategic investment
AMTD Investment Inc. (‘‘AMTD Investment’’)	Cayman Islands	US$	1	100%	—	100%	—	Investment holding
AMTD Strategic Investment (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD Investment Solutions Group (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD IDEA International Limited (formerly known as AMTD Overseas (BVI) Limited)	BVI	US$	1	—	100%	—	100%	Investment holding
AMTD Fintech Investment (BVI) Limited	BVI	US$	1	—	100%	—	100%	Investment holding
尚乘 ( 珠海 ) 股權投資基金管理有限公司 AMTD Capital Co. Ltd*	People’s Republic of China	US$	3,990,000	—	100%	—	50.13%	Private fund management

*	The translation is for identification purpose only